Eaton Vance
Missouri Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,004,118
Total Corporate Bonds (identified cost $992,470)		$ 1,004,118

Tax-Exempt Municipal Obligations — 95.0%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.8%
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	$1,095	$ 1,202,508
Green Bonds, 5.25%, 12/1/40	500	551,277
		$ 1,753,785
General Obligations — 32.1%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$340	$ 350,228
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,438,318
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,685	1,706,199
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,870,843
Jackson County Reorganized School District No. 7, MO:
5.50%, 3/1/44	2,000	2,273,834
6.00%, 3/1/42	1,000	1,159,377
Jefferson City School District, MO:
5.00%, 3/1/37	1,050	1,170,684
5.50%, 3/1/43	1,545	1,682,087
Kansas City School District, MO, 4.25%, 3/1/41	490	513,922
Kansas City, MO:
3.125%, 2/1/39	540	502,439
5.00%, 2/1/45	900	973,089
Lindbergh School District, MO, 5.75%, 3/1/41	1,000	1,154,485
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	892,398
Park Hill School District of Platte County, MO, 6.00%, 3/1/34	655	792,267
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,247,490
Puerto Rico:
5.625%, 7/1/29	250	262,817
5.75%, 7/1/31	750	812,343
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,043,073
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Springfield School District No. R-12, MO:
2.25%, 3/1/40	$1,455	$ 1,129,034
5.50%, 3/1/42	250	283,693
5.50%, 3/1/44	200	224,361
St. Charles School District, MO, 5.00%, 3/1/45	110	116,201
St. Francois County Reorganized School District No. R-3, MO:
5.00%, 3/1/43	1,300	1,364,373
5.00%, 3/1/44	1,125	1,173,833
5.00%, 3/1/45	950	985,622
St. Louis County School District C-2 Parkway, MO:
4.00%, 3/1/41	1,125	1,137,490
5.25%, 3/1/37	975	1,113,454
5.25%, 3/1/39	1,000	1,130,851
Troy Reorganized School District No. 3 Lincoln County, MO, 5.00%, 3/1/39	1,100	1,173,619
University City School District, MO:
0.00%, 2/15/32	255	209,543
0.00%, 2/15/33	775	611,595
5.25%, 2/15/44	775	820,219
		$31,319,781
Hospital — 10.6%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 487,315
4.00%, 2/15/44	175	165,319
5.00%, 2/15/41	1,000	1,047,536
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	175	164,676
4.00%, 4/1/45	525	491,621
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	919,447
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	911,533
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	1,725	1,530,692
5.00%, 11/15/37	1,100	1,138,220
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,490	2,258,400
5.50%, 12/1/48	1,200	1,275,652
		$10,390,411

Eaton Vance
Missouri Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 4.2%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 705,982
3.00%, 11/1/37	950	873,150
3.00%, 11/1/39	550	499,418
3.00%, 11/1/44	195	164,498
3.30%, 12/1/47	303	284,310
3.40%, 11/1/46	782	723,728
4.15%, 11/1/38	220	221,134
4.45%, 11/1/44	240	240,207
4.60%, 11/1/49	425	424,962
		$ 4,137,389
Industrial Development Revenue — 1.6%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,510	$ 1,588,617
		$ 1,588,617
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 961,140
(NPFG), 5.25%, 7/1/34	215	215,953
		$ 1,177,093
Insured - General Obligations — 1.5%
Mineral Area Community College District, MO, (AG), 5.00%, 3/1/44	$775	$ 808,486
St. Louis Board of Education, MO, (AG), 4.00%, 4/1/43	675	680,699
		$ 1,489,185
Insured - Lease Revenue/Certificates of Participation — 2.8%
Jefferson County School District No. R-VI Festus, MO, (BAM), 4.625%, 4/1/43	$450	$ 464,077
Kansas City Municipal Assistance Corp., MO, (H. Roe Bartle Convention Center and Infrastructure), (AMBAC), 0.00%, 4/15/30	2,105	1,866,106
Missouri Development Finance Board, (City of Independence - Public Safety), (AG), 5.50%, 12/1/42	390	432,702
		$ 2,762,885
Insured - Special Tax Revenue — 2.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (AG), 5.25%, 7/1/28	$2,355	$ 2,480,115
		$ 2,480,115
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 4.4%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 4.00%, 3/1/50	$2,000	$ 1,800,018
St. Louis, MO, (Lambert International Airport):
(AG), 5.00%, 7/1/44	1,250	1,333,327
(NPFG), 5.50%, 7/1/30	1,000	1,106,502
		$ 4,239,847
Lease Revenue/Certificates of Participation — 13.5%
Jackson County Reorganized School District No. 7, MO:
5.00%, 5/1/33	$565	$ 630,329
5.00%, 5/1/34	550	617,620
5.00%, 5/1/35	285	322,005
5.00%, 5/1/36	275	309,779
Johnson County School District No. R-VIII Knob Noster, MO:
4.50%, 4/1/46	285	285,968
5.25%, 4/1/51	1,000	1,035,609
Kansas City, MO:
4.50%, 4/1/51	110	108,914
5.00%, 4/1/43	970	1,058,261
5.00%, 4/1/45	975	1,044,634
Kansas City, MO, (Downtown Arena), 5.00%, 4/1/40	1,275	1,399,215
Kirkwood, MO, 5.00%, 5/1/54	735	734,236
Sikeston, MO, 5.00%, 9/1/46	2,000	2,036,993
St. Charles County Public Water Supply District No. 2, MO:
5.00%, 12/1/32	1,000	1,119,990
5.00%, 12/1/47	840	880,369
St. Louis County, MO, 2.00%, 12/1/35	500	410,790
Waynesville R-VI School District, MO, Certificates of Participation, 5.00%, 4/15/44	1,100	1,164,470
		$13,159,182
Other Revenue — 1.0%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 2.80%, 12/1/37(1)	$1,000	$ 1,000,000
		$ 1,000,000
Senior Living/Life Care — 5.6%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 500,080
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,360,490
5.25%, 2/1/48	375	381,759

Eaton Vance
Missouri Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	$500	$ 505,558
5.00%, 9/1/38	250	254,521
5.125%, 9/1/48	1,000	1,000,867
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	500,165
5.125%, 12/1/45	950	949,966
		$ 5,453,406
Special Tax Revenue — 2.6%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)	$250	$ 264,084
5.00%, 9/1/38(2)	200	204,082
Poplar Bluff, MO, 4.50%, 11/1/35	665	666,106
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,339,003
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	15	15,092
		$ 2,488,367
Transportation — 2.8%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,264,551
(AMT), 5.00%, 3/1/46	1,440	1,453,862
		$ 2,718,413
Water and Sewer — 6.8%
Kansas City, MO, Water Revenue:
5.00%, 12/1/48	$1,585	$ 1,657,005
5.00%, 12/1/49	230	242,163
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/36	985	1,141,210
5.00%, 5/1/41	2,200	2,472,688
Missouri Environmental Improvement and Energy Resources Authority, (Tri-County Water Authority), 5.00%, 1/1/40	1,000	1,100,304
		$ 6,613,370
Total Tax-Exempt Municipal Obligations (identified cost $92,073,910)		$92,771,846

Taxable Municipal Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
Education — 1.8%
Curators of the University of Missouri, 5.96%, 11/1/39(3)	$1,670	$ 1,732,440
		$ 1,732,440
General Obligations — 1.0%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 983,049
		$ 983,049
Total Taxable Municipal Obligations (identified cost $2,722,950)		$ 2,715,489

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(4)	103,547	$ 103,557
Total Short-Term Investments (identified cost $103,557)		$ 103,557
Total Investments — 98.9% (identified cost $95,892,887)		$96,595,010
Other Assets, Less Liabilities — 1.1%		$ 1,104,102
Net Assets — 100.0%		$97,699,112
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $468,166 or 0.5% of the Fund's net assets.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(4)	The rate shown is the annualized seven-day yield as of May 31, 2026.

Eaton Vance
Missouri Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.8% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,004,118	$ —	$ 1,004,118
Tax-Exempt Municipal Obligations	—	92,771,846	—	92,771,846
Taxable Municipal Obligations	—	2,715,489	—	2,715,489
Short-Term Investments	103,557	—	—	103,557
Total Investments	$103,557	$96,491,453	$ —	$96,595,010
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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